Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Inventories

	December 31,
	2024	2023
Lubricants	1,160	533
Gas cylinders	66	59
Bunkers	—	664
Total	1,226	1,256